Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2024
Noncontrolling Interest [Abstract]
Changes in Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests in fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	2022	2023	2024
Beginning Balance	¥0	¥0	¥945
Transaction with noncontrolling interests	0	959	2,122
Adjustment of redeemable noncontrolling interests to redemption value	0	3	0
Comprehensive income (loss)
Net Income	0	32	137
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	0	(24)	10
Net change of foreign currency translation adjustments	0	(25)	203
Total other comprehensive income (loss)	0	(49)	213
Comprehensive income (loss)	0	(17)	350
Dividends	0	0	(772)

Ending Balance	¥0	¥945	¥2,645